Note 18 - Stock Options and Nonvested Shares (Details) - Stock Option Activity (2014 Stock Incentive Plan [Member], USD $)	12 Months Ended
Dec. 31, 2014
2014 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) - Stock Option Activity [Line Items]
Granted	1,960,000
Granted	$ 0.90
Forfeited	(100,000)
Forfeited	$ 0.88
Outstanding at end of year	1,860,000
Outstanding at end of year	$ 0.89